UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

        Ronald  H.  Oliver     Westport, Connecticut     February 3, 2011
        ------------------     ---------------------     ----------------

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total (x$1,000):  $ 593,436

List of Included Managers:

     Andrew J. Knuth          Westport Asset Management, Inc.
     Edmund H. Nicklin, Jr.   Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105    22,002      800,962  SH         Defined  1               659,453  141,509
Amphenol Corp.                      COM       032095101       422        8,000  SH         Defined                             8,000
Anadarko Petroleum Corp.            COM       032511107       228        3,000  SH         Defined                             3,000
Arthur J. Gallagher & Company       COM       363576109     8,064      277,321  SH         Defined  1               227,321   50,000
Baldor Electric Company             COM       057741100     7,628      121,000  SH         Defined  1               117,000    4,000
Banner Corporation                  COM       06652V109       829      357,379  SH         Defined                  357,379
Berry Petroleum Co.                 COM       085789105     7,036      161,001  SH         Defined  1               141,001   20,000
Big Lots, Inc.                      COM       089302103    41,765    1,371,148  SH         Defined  1             1,233,123  138,025
Brown & Brown, Inc.                 COM       115236101    13,184      550,700  SH         Defined  1               380,700  170,000
CACI International, Inc.            COM       127190304     2,275       42,600  SH         Defined  1                         42,600
CVS/Caremark Corp.                  COM       126650100       348       10,020  SH         Defined                            10,020
Carter's Inc.                       COM       146229109       478       16,200  SH         Defined  1                16,200
Charles River Laboratories Int      COM       159864107     1,623       45,660  SH         Defined                   45,660
Checkpoint Systems, Inc.            COM       162825103    26,787    1,303,507  SH         Defined  1             1,177,878  125,629
Chicago Bridge & Iron Company       COM       167250109     8,389      255,000  SH         Defined  1               255,000
Columbia Banking System, Inc.       COM       197236102     3,180      150,980  SH         Defined                  150,980
Comstock Resources, Inc.            COM       205768203     6,191      252,089  SH         Defined  1               252,089
Con-way Inc.                        COM       205944101     1,419       38,800  SH         Defined                   38,800
Darden Restaurants, Inc.            COM       237194105     5,248      113,000  SH         Defined  1               113,000
DeVry, Inc.                         COM       251893103    38,792      808,499  SH         Defined  1               749,899   58,600
Del Monte Foods Company             COM       24522P103     4,128      219,600  SH         Defined  1               219,600
Devon Energy Corp.                  COM       25179M103    13,250      168,772  SH         Defined                  168,772
EMS Technologies, Inc.              COM       26873N108     1,760       88,960  SH         Defined                   88,960
FEI Company                         COM       30241L109    10,069      381,263  SH         Defined  1               381,263
Fairchild Semiconductor Corp.       COM       303726103     2,568      164,500  SH         Defined                  164,500
Forest Oil Corp.                    COM       346091705     6,385      168,172  SH         Defined  1               137,688   30,484
Gaylord Entertainment Company       COM       367905106     3,584       99,732  SH         Defined  1                99,732
General Communication, Inc. -       COM       369385109    14,418    1,138,868  SH         Defined  1               752,153  386,715
Haynes International, Inc.          COM       420877201       602       14,400  SH         Defined  1                14,400
ITT Educational Services, Inc.      COM       45068B109    23,109      362,843  SH         Defined  1               331,743   31,100
JDA Software Group, Inc.            COM       46612K108     1,820       65,000  SH         Defined                   65,000
Jack Henry & Associates, Inc.       COM       426281101     6,121      210,000  SH         Defined  1               110,000  100,000
John Wiley & Sons, Inc.             COM       968223206       950       21,000  SH         Defined  1                11,000   10,000
KBR, Inc.                           COM       48242W106     7,407      243,100  SH         Defined  1               173,100   70,000
Kinetic Concepts, Inc.              COM       49460W208     6,320      150,900  SH         Defined  1                72,900   78,000
Landstar System, Inc.               COM       515098101       926       22,609  SH         Defined  1                22,609
Lincare Holdings, Inc.              COM       532791100     4,990      186,000  SH         Defined  1                21,000  165,000
Nat.West.Life Ins.                  COM       638522102    20,016      120,060  SH         Defined  1               120,060
North Valley Bancorp                COM       66304M204       284       31,777  SH         Defined                   17,917   13,860
Orient Express Hotels Ltd. - C      COM       G67743107    12,064      928,713  SH         Defined  1               771,013  157,700
Owens & Minor, Inc.                 COM       690732102    25,716      873,799  SH         Defined                  842,599   31,200
Pall Corp.                          COM       696429307       248        5,000  SH         Defined                             5,000
Parametric Technology Corp.         COM       699173209     7,219      320,396  SH         Defined  1               176,520  143,876
Parker Drilling                     COM       701081101       651      142,500  SH         Defined  1                        142,500
People's United Financial, Inc      COM       712704105       404       28,822  SH         Defined                   28,822
Perkin Elmer, Inc.                  COM       714046109     1,144       44,300  SH         Defined                   44,300
Plains Exploration & Productio      COM       726505100    18,850      586,506  SH         Defined  1               584,132    2,374
Praxair, Inc.                       COM       74005P104       382        4,000  SH         Defined                             4,000
Precision Castparts Corp.           COM       740189105       557        4,000  SH         Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107       162       91,765  SH         Defined  1                         91,765
Pres.Realty B                       COM       741004204       141       86,200  SH         Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105     1,783       45,380  SH         Defined                   22,193   23,187
QLogic Corp.                        COM       747277101    10,229      601,000  SH         Defined  1               421,000  180,000
Rogers Corp.                        COM       775133101    20,309      530,958  SH         Defined  1               445,958   85,000
Ross Stores, Inc.                   COM       778296103    16,525      261,266  SH         Defined                  261,266
Ruby Tuesday, Inc.                  COM       781182100     6,103      467,300  SH         Defined  1               322,500  144,800
Saks, Inc.                          COM       79377w108    11,321    1,058,050  SH         Defined  1               794,450  263,600
Skyworks Solutions, Inc.            COM       83088M102     3,373      117,800  SH         Defined  1               117,800
Southwestern Energy Company         COM       845467109     9,002      240,500  SH         Defined                  240,500
Stone Energy Corp.                  COM       861642106     5,700      255,706  SH         Defined  1               119,500  136,206
Synopsys, Inc.                      COM       871607107     1,157       43,000  SH         Defined  1                39,000    4,000
TJX Companies                       COM       872540109    14,058      316,700  SH         Defined                  316,700
Talbots, Inc.                       COM       874161102       673       79,006  SH         Defined  1                79,006
Thermo Fisher Scientific Inc.       COM       883556102     5,281       95,400  SH         Defined                   84,000   11,400
Timberland Bancorp.                 COM       887098101       461      127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103    16,220      765,093  SH         Defined  1               765,093
United Rentals, Inc.                COM       911363109     3,544      155,800  SH         Defined  1               155,800
Universal Health Services, Inc      COM       913903100    34,849      802,600  SH         Defined  1               764,700   37,900
Vishay Intertechnology, Inc.        COM       928298108       587       40,000  SH         Defined  1                40,000
Volt Information Sciences, Inc      COM       928703107       423       48,883  SH         Defined  1                48,883
Webster Financial Corp.             COM       947890109     3,015      153,052  SH         Defined                  151,952    1,100
Willis Group Holdings plc           COM       013131180    36,687    1,059,405  SH         Defined  1               888,815  170,590